GLOBAL SMALL CAP FUND INC.                                        ANNUAL REPORT

                                                           September 15, 1998


Dear Shareholder,

We are pleased to present you with the annual report for the Global Small Cap Fund Inc. (the "Fund") for the fiscal year ended July 31, 1998.

GENERAL MARKET OVERVIEW

Equity markets around the world generally performed well over the year ended July 31, 1998, with the exceptions of Asia, Latin America and Canada. As measured by the Morgan Stanley Capital International World Index, the strongest performers for the fiscal year were Italy, up 69%, Spain, up 67%, Finland, which gained 66%, Portugal, up 54% and France, which gained 41%. Continuing economic and currency problems hit Asian and Latin American markets hard. In U.S. dollar terms, the worst performers for the year were Malaysia, which lost 75%, Hong Kong, which was down 55% and Singapore, which lost 47%.

Note: Since July 31, 1998 (the Fund's fiscal year-end), world financial markets have experienced significant volatility. The market and Fund performance cited in this report do not take into account this volatility nor its impact on the Fund; the next semiannual report, which will cover the six months ending January 31, 1999, will address this period.

PORTFOLIO REVIEW

PERFORMANCE

For the fiscal year ended July 31, 1998, the Fund (Symbol: GSG) gained 11.69% based on changes in its net asset value and 8.19% based on changes in its share price on the American Stock Exchange. Over the same period the Fund outperformed a primary benchmark, the Salomon Brothers Extended Market Index, which returned 3.41% in U.S. dollar terms.

Unless otherwise noted all portofolio weightings represent percentages of net assets as of July 31, 1998. All holdings are subject to change.

GLOBAL SMALL CAP FUND INC.
FUND PROFILE

Goal:
Long-term capital
appreciation

Portfolio
Manager/Subadviser:
Ralph Layman,
GE Investment
Management Inc.

Total Net Assets:
$72.3 million as of
July 31, 1998

Dividend Payments:
Annually if any

GLOBAL SMALL
CAP FUND INC.

Top ten holdings
as of July 31, 1998(1)

Finnlines OY 3.5%

Esat Telecom Group PLC 3.0%

Vtech Holdings 3.0%

Tieto Corp. 2.7%

CMAC Investment Corp. 2.6%

Jarvis 2.6%

Scandic Hotels AB 2.5%

IHC Caland N.V. 2.3%

Montupet 2.1%

Assa Abloy AB 2.0%

                                                                 ANNUAL REPORT

PORTFOLIO HIGHLIGHTS

Strong performance across Europe (58.0% of net assets on July 31, 1998) significantly helped Fund performance. European companies benefited from corporate restructuring that focused on responsiveness to shareholders and clear communication of corporate information, as well as globalization. A good example in the United Kingdom is the construction and facilities management firm Jarvis (2.6%), which during the past year benefited from its restructuring efforts and refocused management team.

Other strong performers for the Fund included Finnlines OY (3.5%), a Finnish shipping company, Tieto Corp. (2.7%), a Finnish business services company and Scandic Hotels AB of Sweden (2.5%).

Stocks in the United States also turned in strong performances over the year, supported by low interest rates, moderate growth and low inflation -- partly due to the Asian crisis. CMAC Investment Corp. (2.6%), a mortgage insurer, contributed to the Fund's performance for the fiscal year.

Japan is still struggling; its fundamentals continue to deteriorate, interest rates have fallen to record lows and the yen is still losing value. The Fund's near-zero weighting in Japan (0.4%) helped protect it from that country's woes.

The Asian and Pacific Rim markets other than Japan (11.2%) plummeted over the year and represented the only region in which the Fund sustained losses. However, good stock picks in these markets partly offset the regional effects. An example is Vtech Holdings (3.0%), a Hong Kong based producer of low-cost consumer products, including a cordless phone that had a 50% share of the world market. For the Fund's fiscal year, Vtech returned 140.95% in U.S. dollar terms.

Unless otherwise noted, all portfolio weightings represent percentages of net assets as of July 31, 1998. All holdings are subject to change.

GLOBAL SMALL
CAP FUND INC.

Top ten countries
as of July 31, 1998(1)

United States 17.8%

Sweden 12.0%

Finland 9.2%

United Kingdom 7.0%

Canada 5.4%

Hong Kong 4.9%

Switzerland 4.9%

Ireland 4.7%

Israel 4.3%

Italy 4.0%

Top five sectors
as of July 31, 1998(1)

Capital Equipment 34.2%

Services 27.8%

Consumer Goods 19.2%

Finance 9.4%

Energy 4.1%

OUTLOOK

The United States market has held up well amidst earnings downgrades and rising uncertainty about the impact of the Asian crisis on U.S. companies. It is not surprising that during times of crisis the U.S. would benefit from a "flight to quality." We believe low interest rates and low inflation could support lower growth in the U.S., but still find more attractive opportunities in Europe. We believe Europe will continue to be one of the most attractive regions in the world as it approaches monetary union.

We remain cautious about Japan's long-term prospects. The economy needs radical restructuring both on the corporate and government sides for sustainable recovery. We are closely watching Japan's recovery efforts, such as the banking reform plan and companies' share buybacks. We think Japan holds the key to economic recovery in Asia and Latin America. Stock selection in these markets has never been more important.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly Fund Profile on Global Small Cap Fund Inc. or a fund in the PaineWebber Family of Funds, please contact your investment executive.

Sincerely,

/s/ Margo Alexander                       /s/ Ralph Layman
-----------------------                   --------------------------

MARGO ALEXANDER                           RALPH LAYMAN
President                                 Portfolio Manager
Mitchell Hutchins Asset                   Global Small Cap Fund Inc.

Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended July 31, 1998, and reflects the views of the subadviser at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

GLOBAL SMALL CAP FUND INC.

PORTFOLIO OF INVESTMENTS                                           JULY 31, 1998

  Number of
   Shares                                      Value
-------------                               -----------

COMMON STOCKS--99.06%
Argentina--0.65%

Retail--Food Chains--0.65%
  13,500    Disco SA ADR*...................   $467,437
                                               --------

Australia--0.95%

Entertainment--0.43%
215,000     Hoyts Cinemas Group..............   310,934
                                               --------

Oil--0.52%
287,986     Novus Petroleum..................   372,739
                                               --------

Total Australia Common Stocks................   683,673
                                               --------

Austria--0.94%

Steel--0.94%
 12,052     Boehler Uddeholm Bearer..........   683,117
                                               --------

Canada--5.43%

Home Furniture--0.94%
  20,573    Dorel Industries Inc.*...........   678,777
                                               --------

Household Products--0.89%
 27,571     Intertape Polymer Group Inc......   647,806
                                               --------

Telecommunications--3.60%
 65,174     Bell Canada International Inc.*.. 1,405,315
 56,000     CGI Groupe Inc.* ................ 1,195,314
                                              ---------
                                              2,600,629
                                              ---------
Total Canada Common Stocks................... 3,927,212
                                              ---------

Chile--0.26%

Beverages--0.26%
  6,000     Vina Concha Y Toro SA ADR*.......   187,500
                                              ---------

Denmark--2.20%

Computer Software & Services--1.02%
 35,000     Olicom*(1).......................   739,375
                                              ---------

Electronics--0.90%
 19,964     Memory Card Technology...........   650,831
                                              ---------

Entertainment--0.28%
  7,715     Martin Gruppen...................   204,850
                                              ---------
Total Denmark Common Stocks.................. 1,595,056
                                              ---------

Finland--9.24%

Computer Software & Services--2.70%
 52,800     Tieto Corp....................... 1,952,807
                                              ---------

Finland--(concluded)

Electrical Equipment--1.17%
  14,956    Konecranes International.........$ 843,550
                                             ---------

Food--1.11%
 48,840     Raisio Group PLC.................  803,824
                                             ---------
Household Products--0.77%
 13,678     Hackman..........................  556,469
                                             ---------

Transportation--3.49%
 41,548     Finnlines OY.....................2,520,109
                                             ---------
Total Finland Common Stocks..................6,676,759
                                             ---------

France--3.49%

Automobiles--2.13%
 30,900     Montupet.........................1,538,396
                                             ---------

Electronics--0.69%
  7,250     Le Carbone Lorraine..............  499,497
                                             ---------

Oil Equipment & Services--0.67%
  9,801     Coflexip S.A. Spoorit ADR*.......  485,149
                                             ---------
Total France Common Stocks...................2,523,042
                                             ---------

Germany--1.36%

Consumer Goods--0.42%
  5,000     Vossloh AG*......................  303,559
                                             ---------

Food--0.94%
  7,917     Hornbach Holdings AG*............  683,152
                                             ---------
Total Germany Common Stocks..................  986,711
                                             ---------

Hong Kong--4.91%

Computer Systems--0.10%
274,560     Founder Hong Kong Ltd. (1).......   75,297
                                             ---------

Electronics--3.00%
480,000     Vtech Holdings*..................2,168,162
                                             ---------

Food--0.38%
809,000     Four Seasons Mercantile
            Holdings.........................  274,069
                                             ---------

Hardware & Tools--1.43%
240,000     Johnson Electric Holdings........1,031,425
                                             ---------
Total Hong Kong Common Stocks................3,548,953
                                             ---------

Hungary--0.78%

Food Processing--0.78%
  9,346     Pick Szeged RT...................  566,870
                                             ---------

GLOBAL SMALL CAP FUND INC.


  Number of
   Shares                                      Value
--------------                           ----------------

COMMON STOCKS--(continued)

India--1.90%

Banks--0.67%
  7,540     HDFC Ltd.........................$ 484,341
                                             ---------

Computer Software & Services--1.23%
 58,700     Pentafour Software*..............  887,053
                                             ---------

Total India Common Stocks....................1,371,394
                                             ---------

Ireland--4.72%

Airlines--0.81%
 15,000     Ryanair Holdings ADR*............  585,000
                                             ---------

Telecommunications--3.02%
 53,313     Esat Telecom Group PLC*..........2,185,833
                                             ---------

Transportation--0.89%
 42,044     Irish Continental Group PLC......  647,228
                                             ---------
Total Ireland Common Stocks..................3,418,061
                                             ---------

Israel--4.28%

Computer Software & Services--3.63%
 21,000     Formula Systems Ltd.*............  727,305
328,565     Geo Interactive Media Group*.....  332,761
 25,000     Memco Software Ltd.*.............  546,875
 29,035     New Dimension Software Ltd.*.....  794,833
 13,000     Tecnomatix Technologies Ltd.*....  219,375
                                             ---------
                                             2,621,149
                                             ---------

Electronics--0.65%
 14,000     Orbotech Ltd.*...................  470,750
                                             ---------
Total Israel Common Stocks...................3,091,899
                                             ---------

Italy--4.01%

Banks--0.50%
 15,417     Banco Popolare Di Bergamo........  364,261
                                             ---------

Household Furniture & Appliances--1.03%
 29,689     Industrie Natuzzi SPA ADR*.......  740,369
                                             ---------

Machinery (Diversified)--0.97%
200,000     Riva Finanziaria.................  700,276
                                             ---------

Miscellaneous--1.00%
111,555     STA Azionaria....................  725,303
                                             ---------

Textiles--0.51%
120,000     Ittierre Holdings................  368,926
                                             ---------

Total Italy Common Stocks....................2,899,135
                                             ---------

Japan--0.36%

Chemicals--0.36%
  7,500     Fujimi Inc.......................$ 260,856
                                             ---------

Korea--2.16%

Electronic Components & Instrumentation--0.44%
  5,600     Dae Duck Electronics Co.*........  318,570
                                             ---------

Machinery (Diversified)--0.66%
 53,000     Medison Co.*.....................  478,098
                                             ---------

Manufacturing--0.39%
  9,000     Sindo Ricoh Co.*.................  279,033
                                             ---------

Textiles--0.67%
 18,000     Younggone Corp.*.................  482,730
                                             ---------
Total Korea Common Stocks....................1,558,431
                                             ---------

Mexico--0.25%

Auto Parts--0.25%
 45,000     San Luis Corporacion.............  180,707
                                             ---------

Netherlands--3.84%

Computer Software & Services--1.57%
 48,000     DOCdata*.........................1,136,675
                                             ---------

Oil Equipment & Services--2.27%
 31,574     IHC Caland N.V...................1,637,060
                                             ---------
Total Netherlands Common Stocks..............2,773,735
                                             ---------

Portugal--1.35%

Banks--1.35%
 43,282     Espirito Santo Financial
            Holdings SA (1)*.................  979,255
                                             ---------

Singapore--0.91%

Communication Equipment--0.91%
275,000     Datacraft Asia...................  657,250
                                             ---------

South Africa--0.38%

Retail--0.38%
386,450     Metro Cash & Carry...............  271,747
                                             ---------

GLOBAL SMALL CAP FUND INC.

  Number of
   Shares                                      Value
---------------                           ----------------

COMMON STOCKS--(continued)
Spain--2.26%

Banks--0.81%
 19,578     Banco De Valencia*...............$ 587,521
                                             ---------

Food--0.76%
 60,000     Telepizza*.......................  545,924
                                             ---------

Paper & Forest Products--0.69%
 11,143     Miquel Y Costas Miguel...........  501,406
                                             ---------

Total Spain Common Stocks....................1,634,851
                                             ---------

Sweden--11.98%

Auto Parts--1.05%
 43,800     Haldex AB........................  760,312
                                             ---------

Capital Equipment--2.04%
 34,055     Assa Abloy AB....................1,473,593
                                             ---------

Computer Systems--1.50%
120,000     Partnertech AB...................  649,065
 35,000     Prosolvia AB*....................  435,854
                                             ---------
                                             1,084,919

Engineering & Construction--0.79%
 37,528     Spectra Physics AB...............  571,188

Financial Services--1.27%
 46,500     OM Gruppen AB....................  918,314
                                             ---------

Hotels--2.45%
 40,000     Scandic Hotels AB................1,773,607
                                             ---------

Machinery (Diversified)--1.21%
 34,982     Custos AB........................  875,661
                                             ---------

Telecommunications--1.67%
 26,655     Netcom Systems AB................1,207,034
                                             ---------
Total Sweden Common Stocks...................8,664,628
                                             ---------

Switzerland--4.85%

Banks--1.09%
    395     BK Sarasin & Cie.................  792,385
                                             ---------

Electrical Equipment--1.36%
  9,250     Gretag Imaging Holdings*.........  986,750
                                             ---------

Food--1.61%
  5,025     Barry Callebaut AG...............1,163,116
                                             ---------

Life Insurance--0.79%
    484     Helvetia Patria Holdings.........  568,266
                                             ---------
Total Switzerland Common Stocks..............3,510,517

Thailand--0.33%

Food--0.33%
 78,000     Pizza Public Co Ltd..............$ 238,971
                                             ---------

Turkey--0.48%

Beverages--0.48%
1,670,000   Efes Sinai Yatirim Holdings*.....  344,711
                                             ---------

United Kingdom--6.99%

Computer Software & Services--0.77%
 35,014     Autonomy Corp.*..................  137,867
 44,500     JBA Holdings PLC.................  421,607
                                             ---------
                                               559,474
                                             ---------

Employment--1.63%
 70,000     Select Appointments Holdings.....1,175,467
                                             ---------

Engineering & Construction--2.61%
178,506     Jarvis...........................1,885,128
                                             ---------

Insurance--0.27%
 19,009     United Assurance Group PLC*....... 197,486
                                             ---------

Leisure--1.71%
175,179     Airtours PLC.....................1,236,190
                                             ---------
Total United Kingdom Common Stocks...........5,053,745
                                             ---------

United States--17.80%

Computer Services--0.90%
 20,000     Zebra Technologies Corp..........  648,750
                                             ---------

Computer Software & Services--2.55%
  5,000     Aris Corp.*......................  135,000
 50,000     Cognizant Technology Solutions*..  800,000
  5,000     Cotelligent Group Inc.*..........   83,437
 30,000     Medical Manager Corp*............  828,750
                                             ---------
                                             1,847,187

Consumer Goods--0.64%
 20,000     Littelfuse Inc.*.................  465,000
                                             ---------

Electrical Equipment--2.45%
 12,500     Harman International
            Industries Inc...................  492,969
150,000     Lumen Technologies Inc.*.........1,275,000
                                             ---------
                                             1,767,969
                                             ---------

Electronics--0.39%
 17,500     DII Group Inc.*..................  284,375
                                             ---------

GLOBAL SMALL CAP FUND INC.


  Number of
   Shares                                      Value


COMMON STOCKS--(concluded)

United States--(concluded)

Employment--0.54%
 15,000     Interim Services Inc.*...........$ 390,000
                                             ---------

Engineering & Construction--0.57%
 14,000     Jacobs Engineering Group Inc.*...  411,250
                                             ---------

Entertainment--0.27%
 20,000     Adams Golf Inc.*.................  198,750
                                             ---------

Insurance--2.59%
 34,000     CMAC Investment Corp.............1,876,375
                                             ---------

Machinery (Diversified)--1.38%
 92,000     ITEQ Inc.*.......................  598,000
 31,107     Sauer Inc........................  396,614
                                             ---------
                                               994,614
                                             ---------

Marketing & Advertising--0.44%
  6,400     Catalina Marketing Corp.*........  316,000
                                             ---------

Oil & Gas--0.34%
 22,000     Swift Energy Co.*................  247,500
                                             ---------

Oil Equipment & Services--0.30%
 25,000     IRI International Corp.*.........  214,063
                                             ---------

Pharmaceutical--1.06%
 17,000     Watson Pharmaceuticals Inc.*.....  767,125
                                             ---------

Retail--0.62%
 23,000     Maxwell Shoe Inc.*...............  445,625
                                             ---------

Retail--Specialty--1.54%
 20,000     Barnes & Noble Inc.*.............$ 760,000
 35,000     Hines Horticulture Inc.*.........  350,000
                                             ---------
                                             1,110,000
                                             ---------

Specialized Services--1.22%
 30,000     International Telecomm Data
            Systems Inc.*....................  883,125
                                             ---------
Total United States Common Stocks...........12,867,708
                                            ----------
Total Common Stocks (cost--$52,953,093).....71,623,931
                                            ----------

  Number of
  Warrants
-------------

WARRANTS--0.00%
Hong Kong--0.00%

Food--0.00%
206,800    Four Seasons Mercantile Holdings,
             expiring on 09/30/98; exercise
             price HKD 3.8 (cost--$11,948)...    2,936
                                             ---------
Total Investments
(cost--$52,965,041)--99.06%.................71,626,867
                                            ----------
Other assets in excess of
liabilities--0.94%...........................  676,265
                                             ---------
Net Assets--100.00%........................$72,303,132
                                           -----------

-------------------
ADR American Depositary Receipts
*   Non-income producing security
(1) Security, or a portion thereof, was on loan at July 31, 1998.


                See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                               JULY 31, 1998


Assets:

Investments, at value (cost--$52,965,041).........................................................    $71,626,867
Investments of cash collateral received for securities loaned, at value (cost--$1,227,100)........      1,227,100
Cash and cash denominated in foreign currencies (cost--$7,589)....................................          9,518
Receivable for investments sold...................................................................        817,230
Dividends and interest receivable.................................................................        120,162
Deferred organizational expenses and other assets.................................................         12,768
                                                                                                      -----------
Total assets......................................................................................     73,813,645
                                                                                                      -----------

Liabilities:

Collateral for securities loaned..................................................................      1,227,100
Payable for investments purchased.................................................................         73,910
Payable to affiliates.............................................................................         65,037
Accrued expenses and other liabilities............................................................        144,466
                                                                                                      -----------
Total liabilities.................................................................................      1,510,513
                                                                                                      -----------

Net Assets:

Capital Stock--$0.001 par value; 100,000,000 shares authorized; 3,801,667 shares
issued  and outstanding............................................................................    51,089,515

Accumulated net investment loss....................................................................       (49,191)

Accumulated net realized gain from investment transactions.........................................     2,601,130
Net unrealized appreciation of investments and other assets and liabilities
denominated in foreign currencies..................................................................    18,661,678
                                                                                                      -----------
Net assets.........................................................................................   $72,303,132
                                                                                                      ===========
Net asset value per share..........................................................................        $19.02
                                                                                                           ======

                See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF OPERATIONS


                                                                                                     For the Year
                                                                                                         Ended
                                                                                                     July 31, 1998
                                                                                                     -------------
Investment income:

Dividends (net of foreign withholding taxes of $63,638)...........................................     $ 638,161
Interest..........................................................................................        83,236
                                                                                                       ---------
                                                                                                         721,397
                                                                                                       ---------

Expenses:

Investment advisory and administration fees.......................................................       681,585
Custody and accounting............................................................................       104,810
Legal and audit...................................................................................        61,540
Reports and notices to shareholders...............................................................        39,441
Amortization of organizational expenses...........................................................        23,955
Transfer agency fees and related expenses.........................................................        10,146
Directors' fees...................................................................................        11,900
Other expenses....................................................................................         2,745
                                                                                                       ---------
                                                                                                         936,122
                                                                                                       ---------
Net investment loss...............................................................................      (214,725)
                                                                                                       ---------

Realized and unrealized gains (losses) from investment transactions:

Net realized gains (losses) from:.................................................................
  Investment transactions.........................................................................     7,408,517
  Foreign currency transactions...................................................................       (58,102)

Net change in unrealized appreciation/depreciation of:
  Investments.....................................................................................       430,924
  Other assets and liabilities denominated in foreign currencies..................................         7,487
                                                                                                       ---------

Net realized and unrealized gains from investment transactions....................................     7,788,826
                                                                                                       ---------

Net increase in net assets resulting from operations..............................................    $7,574,101
                                                                                                       ---------

                See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                For the Years
                                                                                                Ended July 31,
                                                                                           ------------------------
                                                                                            1998           1997
                                                                                           -------        ------
From operations:

Net investment loss................................................................   $   (214,725)  $    (80,070)
Net realized gains (losses) from:
    Investment transactions........................................................      7,408,517      3,538,337
    Foreign currency transactions..................................................        (58,102)       (99,568)
Net change in unrealized appreciation/depreciation of:

    Investments....................................................................        430,924     13,303,647
    Other assets and liabilities denominated in foreign currencies.................          7,487         (1,115)
                                                                                      ------------    ------------
Net increase in net assets resulting from operations...............................      7,574,101     16,661,231

Net assets:

Beginning of year..................................................................     64,729,031     48,067,800
                                                                                      ------------    ------------
End of year........................................................................   $ 72,303,132   $ 64,729,031
                                                                                      ============   ============

                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


Organization and Significant Accounting Policies

   Global Small Cap Fund Inc. (the "Fund") was incorporated in Maryland on June 22, 1993 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over the period of benefit, not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the adviser and a wholly owned subsidiary of PaineWebber Incorporated, or GE Investment Management Incorporated ("GEIM"), the subadviser to the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method, which approximates market value, generally is used to value debt obligations with sixty days or less remaining to maturity unless the Fund's board of directors determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors.

   All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of trading on the American Stock Exchange ("AMEX"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the AMEX, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board of directors.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS


   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investments and foreign exchange transactions are calculated on the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date") (except for certain dividends from foreign securities that are recorded as soon after the ex-date as the Fund becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

   The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effects of the fluctuations in market price of investment securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes. Net realized foreign currency gain/loss is treated as ordinary income for income tax purposes.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which this Fund is authorized to invest.

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

NOTES TO FINANCIAL STATEMENTS


   The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is computed weekly and payable monthly, at an annual rate of 1.00% of the Fund's average weekly net assets.

   Mitchell Hutchins has a separate Sub-Advisory Agreement ("Sub-Advisory Agreement") with GEIM. In accordance with the Sub-Advisory Agreement, Mitchell Hutchins (not the Fund) pays GEIM a fee at an annual rate of 0.50% of the Fund's average weekly net assets.

SECURITIES LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrowers plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, which received $10,794 in compensation from the Fund for the year ended July 31, 1998. At July 31, 1998, the Fund owed PaineWebber $1,133 in security lending fees.

   As of July 31, 1998, the Fund's custodian held cash and cash equivalents having an aggregate value of $1,227,100 as collateral for portfolio securities loaned having a market value of $1,131,549. The Fund invested the cash collateral in the following:

  Number of
   Shares                                                Value
------------                                          -----------
   905,910   Liquid Assets Portfolio................  $   905,910
   314,833   TempFund Portfolio.....................      314,833
     5,770   Prime Portfolio........................        5,770
       587   TempCash Portfolio.....................          587
                                                      -----------
                                                      $ 1,227,100
                                                      ===========

NOTES TO FINANCIAL STATEMENTS

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at July 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At July 31, 1998, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (investments having an excess of value over cost)............ $23,641,648
      Gross depreciation (investments having  an excess of cost over value)...........  (4,979,822)
                                                                                       -----------
      Net unrealized appreciation of investments...................................... $18,661,826
                                                                                       ===========

   For the year ended July 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $44,361,493 and $43,564,872, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   To reflect reclassification arising from permanent book/tax differences there was a reduction to accumulated net investment loss of $267,893, an increase to accumulated net realized gains from investment transactions of $58,102 and a decrease to capital stock of $325,995.

CAPITAL STOCK

   At July 31, 1998, Mitchell Hutchins owned 6,667 shares of the Fund.

GLOBAL SMALL CAP FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:


                                                                                                    For the Period
                                                                                                   October 15, 1993+
                                                                  For the Years Ended July 31,            to
                                                              -----------------------------------
                                                              1998      1997       1996      1995    July 31, 1994
                                                             ------    ------     ------    ------ ----------------
Net asset value, beginning of period                         $17.03    $12.64     $11.61    $13.28      $14.18
                                                             ------    ------     ------    ------      ------

Net investment income (loss)                                  (0.06)    (0.02)     (0.01)     0.08       (0.05)

Net realized and unrealized gains (losses) from investments
    and foreign currency transactions                          2.05      4.41       1.04     (0.95)      (0.80)
                                                             ------    ------     ------    ------      ------

Net increase (decrease) from investment operations             1.99      4.39       1.03     (0.87)      (0.85)
                                                             ------    ------     ------    ------      ------

Distributions from net realized gains from investments           --        --         --     (0.80)         --
                                                             ------    ------     ------    ------      ------

Offering costs charged to additional paid-in capital             --        --         --        --       (0.05)
                                                             ------    ------     ------    ------      ------

Net asset value, end of period                               $19.02    $17.03     $12.64    $11.61      $13.28
                                                             ======    ======     ======    ======      ======

Market value, end of period                                  $15.69    $14.50     $10.38    $ 9.25      $12.13
                                                             ======    ======     ======    ======      ======

Total investment return (1)                                    8.19%    39.69%     12.22%   (17.64)%    (14.46)%
                                                             ======    ======     ======    ======      ======

Ratios/Supplemental Data:

Net assets, end of period (000's)                           $72,303   $64,729    $48,068   $44,137     $50,474
Expenses to average net assets                                 1.37%     1.53%      1.76%     1.69%       1.79%*
Net investment income (loss) to average net assets            (0.31)%   (0.14)%    (0.10)%    0.62%      (0.46)%*
Portfolio turnover                                               65%       50%        64%      187%         71%
Average commission rate paid (2)                            $0.0485   $0.0204         --        --          --

----------------------
+  Commencement of operations
*  Annualized

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions. Total investment return for a period of less than one year has not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

GLOBAL SMALL CAP FUND INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Stockholders of Global Small Cap Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Global Small Cap Fund Inc. (the "Fund"), including the portfolio of investments, as of July 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Small Cap Fund Inc. as of July 31, 1998, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                     /s/ Ernest & Young LLP
                                                     ----------------------

New York, New York
September 14, 1998

GLOBAL SMALL CAP FUND INC.

GENERAL INFORMATION (unaudited)

THE FUND

   Global Small Cap Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the American Stock Exchange ("AMEX"). The Fund's investment objective is long-term capital appreciation. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $51.6 billion in assets under management at August 31, 1998. The Fund's subadviser is GE Investment Management Incorporated, a wholly owned subsidiary of General Electric Company, which, together with General Electric Investment Corporation, also a wholly owned subsidiary of General Electric Company, managed over $69.9 billion in assets as of August 31, 1998.

SHAREHOLDER INFORMATION

   The Fund's AMEX trading symbol is "GSG". Weekly comparative net asset value and market price information about the Fund is published each Monday in the Wall Street Journal, each Sunday in the New York Times and each Saturday in Barron's, as well as numerous other newspapers.

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. Similarly, the Fund could be adversely affected by investments in securities of issuers, or by dependence on related trading systems, that encounter similar date-related processing difficulties. This is commonly known as the "Year 2000 Issue."

   Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. The Fund is unable to predict what impact, if any, the Year 2000 Issue may have on the issuers of the securities in which it invests or on related trading systems. An issuer's or trading systems ability to address the Year 2000 Issue may be a function of the degree of technological sophistication and the degree of due diligence being applied.

DISTRIBUTION POLICY

   The Fund intends to pay dividends from its net investment income and net capital gain, if any, at least annually. The Fund also intends to distribute any net realized gains from foreign currency transactions with such dividend. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

GLOBAL SMALL CAP FUND INC.

GENERAL INFORMATION (concluded) (unaudited)

   A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

   Additional shares of common stock acquired under the Plan will be purchased in the open market, on the AMEX or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. Dividends from the Fund's investment company taxable income (whether received in cash or reinvested in additional Fund shares) are taxable to its stockholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether received in cash or reinvested in additional Fund shares), when designated as such, are taxable to its stockholders as long-term capital gain, regardless of how long they have held their Fund shares. A participant in the Plan will be treated as having received a distribution in the amount of the cash used to purchase shares of common stock on his behalf, including a pro rata portion of the brokerage commissions incurred by the transfer agent.

   Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

DIRECTORS

E. Garrett Bewkes, Jr               Meyer Feldberg
Chairman                            George W. Gowen
Margo N. Alexander                  Frederic V. Malek
Richard Q. Armstrong                Carl W. Schafer
Richard R. Burt
Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander                  Dianne E. O'Donnell
President                           Vice President and Secretary

Victoria E. Schonfeld               Paul H. Schubert
Vice President                      Vice President and Treasurer


INVESTMENT ADVISER AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUB-ADVISER

GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

ANNUAL REPORT

---------------------------
GLOBAL SMALL
CAP FUND INC.

PaineWebber
(Copyright) PaineWebber Incorporated
Member SIPC

JULY 31, 1998